Interests in joint operations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of joint operations [abstract]
Schedule of joint operations
The Group’s share of the assets, liabilities, revenue and expenses of the joint operations is as follows:

Figures in million – SA rand	2022	2021	2020
Revenue	8,371	10,293	7,973
Gain/(loss) on foreign exchange differences	131	127	(16)
Profit before tax	4,780	6,557	4,814
Profit for the year	4,781	6,556	4,814
Non-current assets	729	636	800
Current assets	3,093	3,357	3,894
Non-current liabilities	(9)	(13)	(7)
Current liabilities	(414)	(493)	(436)
Net assets (50%)	3,399	3,487	4,251